Exhibit 99.1

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	11
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	July 7, 2017
Closing Date:	August 16, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,022,326,580.78	53,518	3.33%	57.44
Original Adj. Pool Balance:		$979,267,514.55

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$209,000,000.00	20.444%	1.30000%		August 15, 2018
Class A-2-A Notes	Fixed	$210,500,000.00	20.590%	1.57000%		August 17, 2020
Class A-2-B Notes	Floating	$139,500,000.00	13.645%	LIBOR + 0.10%		August 17, 2020
Class A-3 Notes	Fixed	$275,000,000.00	26.899%	1.77000%		January 18, 2022
Class A-4 Notes	Fixed	$73,780,000.00	7.217%	1.96000%		February 15, 2023
Class B Notes	Fixed	$17,620,000.00	1.724%	2.23000%		February 15, 2023
Class C Notes	Fixed	$29,380,000.00	2.874%	2.44000%		May 15, 2024
Total Securities		$954,780,000.00	93.393%

Overcollateralization		$24,487,514.55	2.395%
YSOA		$43,059,066.23	4.212%
Total Original Pool Balance		$1,022,326,580.78	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$148,106,830.13	0.7035954	$133,982,483.22	0.6364964	$14,124,346.92
Class A-2-B Notes	$98,151,557.26	0.7035954	$88,791,241.85	0.6364964	$9,360,315.41
Class A-3 Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000	$-
Class A-4 Notes	$73,780,000.00	1.0000000	$73,780,000.00	1.0000000	$-
Class B Notes	$17,620,000.00	1.0000000	$17,620,000.00	1.0000000	$-
Class C Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$642,038,387.40	0.6724464	$618,553,725.07	0.6478495	$23,484,662.33

Weighted Avg. Coupon (WAC)	3.23%		3.23%
Weighted Avg. Remaining Maturity (WARM)	47.56		46.64
Pool Receivables Balance	$703,716,833.30		$679,023,157.93
Remaining Number of Receivables	44,433		43,701

Adjusted Pool Balance	$675,333,482.89		$651,848,820.56

III. COLLECTIONS

Principal:
Principal Collections	$23,773,407.87
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$396,970.84
Total Principal Collections	$24,170,378.71

Interest:
Interest Collections	$1,945,306.97
Late Fees & Other Charges	$42,044.77
Interest on Repurchase Principal	$-
Total Interest Collections	$1,987,351.74

Collection Account Interest	$29,264.88
Reserve Account Interest	$2,959.62
Servicer Advances	$-

Total Collections	$26,189,954.95

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	11
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$26,189,954.95
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$26,189,954.95

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$586,430.69	$-	$586,430.69	586,430.69
	Collection Account Interest					$29,264.88
	Late Fees & Other Charges					$42,044.77
Total due to Servicer						$657,740.34

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$193,773.10		$193,773.10
	Class A-2-B Notes		$183,681.78		$183,681.78
	Class A-3 Notes		$405,625.00		$405,625.00
	Class A-4 Notes		$120,507.33		$120,507.33

	Total Class A interest:		$903,587.21		$903,587.21	903,587.21

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,743.83		$32,743.83	32,743.83

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$59,739.33		$59,739.33	59,739.33

	Available Funds Remaining:					$24,536,144.24

7.	Regular Principal Distribution Amount:					23,484,662.33

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$14,124,346.92
	Class A-2-B Notes				$9,360,315.41
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$23,484,662.33		$23,484,662.33
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$23,484,662.33		$23,484,662.33

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,051,481.91

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$28,383,350.41
Beginning Period Amount	$28,383,350.41
Current Period Amortization	$1,209,013.04
Ending Period Required Amount	$27,174,337.37
Ending Period Amount	$27,174,337.37
Next Distribution Date Required Amount	$25,991,669.36

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	11
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,448,168.79
Beginning Period Amount	$2,448,168.79
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,448,168.79
Ending Period Amount	$2,448,168.79

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$33,295,095.49	$33,295,095.49	$33,295,095.49
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.93%	5.11%	5.11%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.17%	43,340	99.02%	$672,380,532.73
30 - 60 Days	0.64%	279	0.74%	$5,022,651.91
61 - 90 Days	0.16%	72	0.21%	$1,408,935.74
91-120 Days	0.02%	9	0.03%	$203,891.71
121 + Days	0.00%	1	0.00%	$7,145.84
Total		43,701		$679,023,157.93

Delinquent Receivables 30+ Days Past Due
Current Period	0.83%	361	0.98%	$6,642,625.20
1st Preceding Collection Period	0.86%	380	1.00%	$7,005,808.23
2nd Preceding Collection Period	0.72%	323	0.83%	$6,058,533.04
3rd Preceding Collection Period	0.72%	329	0.81%	$6,128,966.77
Four-Month Average	0.78%		0.90%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.24%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		24		$317,357.24
Repossession Inventory		60		$302,933.49

Current Charge-Offs
Gross Principal of Charge-Offs				$920,267.50
Recoveries				$(396,970.84)
Net Loss				$523,296.66

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.89%

Average Pool Balance for Current Period				$691,369,995.62

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.91%
1st Preceding Collection Period				0.21%
2nd Preceding Collection Period				0.70%
3rd Preceding Collection Period				0.18%
Four-Month Average				0.50%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		62	738	$9,597,368.10
Recoveries		53	571	$(4,513,972.27)
Net Loss				$5,083,395.83
Cumulative Net Loss as a % of Initial Pool Balance				0.50%

Net Loss for Receivables that have experienced a Net Loss *		40	538	$5,092,780.25
Average Net Loss for Receivables that have experienced a Net Loss				$9,466.13

Principal Balance of Extensions				$2,398,594.76
Number of Extensions				119

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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